Nature of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 – Nature of Business

Akari Therapeutics, Plc, (the “Company” or “Akari”), formerly Celsus Therapeutics Plc (“Celsus”), is incorporated in the United Kingdom. The Company is a clinical-stage biopharmaceutical company focused on developing inhibitors of acute and chronic inflammation, specifically the complement system, the eicosanoid system and the bioamine system for the treatment of rare and orphan diseases.

On September 18, 2015, Celsus Therapeutics Plc completed its acquisition of all of the capital stock of Volution Immuno Pharmaceuticals SA (“Volution”), from RPC Pharma Limited (“RPC”), Volution’s sole shareholder, in exchange for ordinary shares, par value £0.01, (“Ordinary Shares”), of Celsus (the “Acquisition”), in accordance with the terms of the Share Exchange Agreement, dated as of July 10, 2015 (the “Agreement”), by and among Celsus and RPC.  Volution was originally incorporated in Switzerland as a private limited company and commenced business on October 9, 2013. In connection with the Acquisition, the name of the combined company was changed to Akari Therapeutics, Plc. The Company’s American Depositary Shares (“ADSs”), each representing 100 Ordinary Shares, began trading on The NASDAQ Capital Market under the symbol “AKTX” on September 21, 2015.

In connection with the consummation of the Acquisition, Celsus issued an aggregate of 722,345,600 Ordinary Shares to RPC, which represented, prior to giving effect to the Financing (as defined below), 92.85% of Celsus’s outstanding Ordinary Shares following the closing of the Acquisition (or 91.68% of Celsus Ordinary Shares on a fully diluted basis). This yielded a share exchange ratio of approximately 721:1 of Akari Ordinary Shares to RPC Ordinary Shares. The Company’s earnings (loss) per share have been retrospectively adjusted in the Consolidated Statements of Comprehensive Loss to reflect this recapitalization. Since the Volution securityholders owned a majority of the capitalization of the Company immediately following the closing of the Acquisition, Volution was considered to be the acquiring company for accounting purposes, and the transaction has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with generally accepted accounting principles (“U.S. GAAP”). Accordingly, the assets and liabilities of Celsus have been recorded as of the Acquisition closing date at fair value and the Consolidated financial statements reflect the historical financial statements of Volution as the Company’s historical financial statements.

The Company, as defined in the accompanying notes to the Consolidated Financial Statements, refers to Volution prior to the Acquisition and Akari subsequent to the completion of the Acquisition.

In addition, on September 18, 2015, the Company completed a private placement of an aggregate of 3,958,811 restricted ADSs representing 395,881,100 Ordinary Shares for gross proceeds of $75 million at a price of $18.945 per restricted ADS (the “Financing”), which represented approximately 33.3% of the outstanding Ordinary Shares of the Company after giving effect to the Acquisition and the Financing. In connection with the private placement, the Company incurred $5.4 million of share issuance costs for net proceeds of $69.6 million.

On July 3, 2015, the shareholders of Volution exchanged their shares for RPC shares with no changes in individual share ownerships. This qualified as a reorganization.

The accompanying financial statements have been prepared in conformity with U.S. GAAP, assuming that the Company will continue to operate as a going concern. As of December 31, 2017, the Company has accumulated deficit of $110,336,867, cash and cash equivalents of $28,106,671 and negative cash flows from operating activities in the amount of $31,598,709. On October 20, 2017, the Company sold an aggregate of 3,480,000 ADSs representing 348,000,000 Ordinary Shares for gross proceeds of $17.4 million at $5.00 per ADS with issuance costs of approximately $1.7 million. The Company believes its current capital resources are sufficient to support its operations through the end of the second quarter of 2019.

The Company’s activities since inception have consisted of raising capital and performing research and development activities. As of December 31, 2017, principal commercial operations have not commenced. The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with clinical trials of products, dependence on third-party collaborators for research operations, need for regulatory approval of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies. In addition, the Company is subject to risks related to a putative class action lawsuit and an SEC investigation.

For the year ended December 31, 2017, the Company reported a net loss of $35,399,257 and expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities or there is not a favorable resolution of the putative class action or SEC investigation it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.